Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
OPERATING ACTIVITIES
Net loss	$ (7,832,928)	$ (6,152,278)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	343,029	245,477
Amortization of debt discount	197,225	522,041
Fair value of warrants issued to convertible debenture holders	156,999
Fair value of stock options and warrants issued to consultants, employees and directors	559,091	477,620
Change in fair value of derivative instruments	(119,163)	(49,590)
Loss on disposal of cryogenic shippers	8,362	6,517
Interest accrued on restricted cash	(274)	(765)
Changes in operating assets and liabilities:
Accounts receivable	(90,330)	25,242
Inventories	(7,530)	16,004
Other assets	174,151	(155,851)
Accounts payable and accrued expenses	(62,241)	(109,728)
Accrued compensation and related expenses	(166,750)	306,744
Accrued interest	60,225	57,156
Net cash used in operating activities	(6,780,134)	(4,811,411)
INVESTING ACTIVITIES
Purchases of intangible assets	(125,420)	(124,050)
Purchases of property and equipment	(262,641)	(341,400)
Net cash used in investing activities	(388,061)	(465,450)
FINANCING ACTIVITIES
Proceeds from issuance of common stock, net of cash paid for issuance costs	4,718,880	11,571,286
Repayment of convertible debentures payable	(2,273,028)	(423,372)
Repayment of deferred financing costs	(158,270)	(275,699)
Repayment of related party notes payable	(102,000)	(160,000)
Restricted cash - convertible debenture holder escrow account funds	(251,368)
Proceeds from release of restricted cash	91,443
Payment on line of credit	(90,000)
Proceeds from exercise of options and warrants	571,630	213,203
Net cash provided by financing activities	2,507,287	10,925,418
Net change in cash and cash equivalents	(4,660,908)	5,648,557
Cash and cash equivalents, beginning of year	9,278,443	3,629,886
Cash and cash equivalents, end of year	4,617,535	9,278,443
Cash paid during the year for:
Interest	113,305	39,568
Income taxes	1,600	1,600
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Offering costs in connection with equity financing included in accounts payable	78,480	121,727
Settlement of accounts payable with shares of common stock		23,999
Reduction of accrued offering costs in connection with February 2010 financing		29,067
Conversion of debt to common stock		200,000
Cashless exercise of warrants and stock options	36	114
Fair value of options issued to employee in lieu of cash bonus		216,000
Reclassification of derivative liabilities to additional paid-in capital upon fixing conversion feature and warrant price		128,276
Estimated Fair Value of Warrants Issued to Related Party in Connection With Advisory Services Agreement		302,769
Reclassification of property and equipment to inventories		$ 60,228